Leases (Schedule of information on leases) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Interest expense on lease liabilities		$ 120	$ 144
Depreciation expenses relating to short-term leases		531	427
Cash outflow for leases	[1]	$ 693	$ 652

[1]	For the year ended December 31,2020 the cash flow for leases includes $144 which were capitalized to Leasehold improvements.